Revenue - Summary of Activity in Sales Rebates and Discounts Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change In Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 116.1
Reduction of revenue	236.1	$ 221.0
Payments	(237.4)	(217.3)
Ending balance	$ 114.8	$ 116.1